SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash held in banks	$ 7,500,607	$ 22,729,212
Guaranteed investment certificates	394,174	346,501
Cash and Cash Equivalents	$ 7,894,781	$ 23,075,713	$ 1,982,416